Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the compensation committee view the link between the Company’s performance and its named executive officers (NEOs) pay.

Year	Summary compensation table total for Principal Executive Officer (“PEO”)(1)	Compensation actually paid to PEO(2)	Average summary compensation table total for non-PEO named executive officers (“NEOs”)(3)	Average compensation actually paid to non-PEO NEOs(4)	Value of initial fixed $100 investment based on total shareholder return (“TSR”)(5)	Net Income (Loss)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	1,504,050	701,000	378,000	37,000	$15.92	(23,125)
2023	4,929,000	2,298,000	485,000	149,233	$38.32	(12,407)

(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for Charles M. Fernandez (our Executive Chairman and Chief Executive Officer) for each corresponding year in the “Total” Column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

(2) The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Fernandez, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Fernandez during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Fernandez’s total compensation to determine the “compensation actually paid”:

PEO Total Compensation Amount	$ 1,504,050	$ 4,929,000
PEO Actually Paid Compensation Amount	$ 701,000	2,298,000
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Totals for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually paid to PEO ($)
2024	1,504,050	(701,000)	(102,000)	701,000
2023	4,929,000	(3,963,800)	1,333,000	2,298,000

(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Year	($)	($)	($)	($)	($)	($)
2024	—	—	—	(102,000)	—	(102,000)
2023	—	78,000	1,071,000	184,000	—	1,333,000

Non-PEO NEO Average Total Compensation Amount	$ 378,000	485,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 37,000	149,233
Adjustment to Non-PEO NEO Compensation Footnote

(3) The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Fernandez) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Fernandez) included for purposes of calculating the average amounts in each applicable year are as follows: for 2024 and 2023, Ms. Munnik, Mr. Phipps and Mr. Ellenoff.

(4) The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Fernandez), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Fernandez) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Fernandez) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	378,000	(154,000)	(187,000)	37,000
2023	485,000	(259,000)	(76,767)	149,233

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2024	—	—	—	(49,000)	(138,000)	—	(187,000)
2023	1,833	57,000	4,400	(35,000)	(105,000)	—	(76,767)

(5) Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2024 or 2023.

(6) The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Total Shareholder Return Amount	$ 15.92	38.32
Net Income (Loss)	(23,125)	(12,407)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,000)	1,333,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(701,000)	(3,963,800)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	78,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,071,000
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,000)	184,000
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(187,000)	(76,767)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,000)	(259,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,833
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	57,000
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,400
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,000)	(35,000)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(138,000)	(105,000)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0